                                   FORM 13F
               INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
             MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES
                   EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                      Securities and Exchange Commission
                            Washington, D.C. 20524

              Report of the Calendar Quarter Ending June 30, 2011

                     If amended report check here: ______

Name of Institutional Investment Manager:

Appleton Partners, Inc.         S.E.C. File Number 28-6694
----------------------------------------------------------

Business Address:

45 Milk Street       Boston          MA              02109
----------------------------------------------------------
Street               City            State           Zip

Name, Phone no. and Title of Person Duly Authorized to Submit this Report:

Douglas C. Chamberlain, President           (617) 338-0700
----------------------------------------------------------

ATTENTION - Intentional misstatements of omissions of facts constitute Federal
            Criminal Violations. Sec 18 U.S.C. 1991 and 15 U.S.C. 78ff(a).


   The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 10th day of August 2011.

                                         Appleton Partners, Inc.
                                         ---------------------------------------
                                         (Name of Institutional Investment Mgr.)

                                         s/ Douglas C. Chamberlain
                                         ---------------------------------------
                                         By:   Douglas C. Chamberlain

                             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:       None

Form 13F Information Table Entry Total:  125
Form 13F Information Table Value Total:  264,909,161.00


List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manger filing this report.

   NONE

(If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

No.             Form 13F file number  Name
---             --------------------  ----

Appleton Partners, Inc.
13F SEC APPRAISAL
30-Jun-11

                                                                               Investment Discretion Voting Authority
                                                                               --------------------- ----------------
                                 Security                                      Sole   Shared  Other  Sole Shared None
Security                         Type          Cusip     Market Value Quantity (A)    (B)     (C)    (A)  (B)    (C)
--------                         ------------- --------- ------------ -------- ----   ------  -----  ---- ------ ----
Master Group

3M CO COM                        COMMON STOCK  88579Y101     847485      8935  X                     X
ABBOTT LABS COM                  COMMON STOCK  002824100     327454      6223  X                     X
AFLAC INC COM                    COMMON STOCK  001055102     382543      8195  X                     X
AGRIUM INC COM                   COMMON STOCK  008916108    3483984     39699  X                     X
AKAMAI TECHNOLOGIES COM          COMMON STOCK  00971T101    1896288     60257  X                     X
ALCOA INC COM                    COMMON STOCK  013817101     234331     14775  X                     X
AMAZON COM INC COM               COMMON STOCK  023135106    5896878     28837  X                     X
AMERICAN TOWER CORP CL A         COMMON STOCK  029912201    4113138     78600  X                     X
AMPHENOL CORP NEW CL A           COMMON STOCK  032095101    1503082     27840  X                     X
ANSYS INC COM                    COMMON STOCK  03662Q105    3245485     59365  X                     X
APACHE CORP COM                  COMMON STOCK  037411105    1560267     12645  X                     X
APPLE, INC.                      COMMON STOCK  037833100   10803875     32186  X                     X
APPLETON EQUITY GROWTH FUND      MUTUAL FUNDS  038042107    4131031    488879  X                     X
AT&T INC COM                     COMMON STOCK  00206R102    1002796     31926  X                     X
BABCOCK & WILCOX CO COM          COMMON STOCK  05615F102    2715635     98002  X                     X
BAKER HUGHES INC COM             COMMON STOCK  057224107    1031658     14218  X                     X
BANK N S HALIFAX COM             COMMON STOCK  064149107    4917333     81724  X                     X
BANK OF AMERICA CORP COM         COMMON STOCK  060505104     404556     36912  X                     X
BBH FD INC CORE SELE CL N        MUTUAL FUNDS  05528X604     901489     58161  X                     X
BECTON DICKINSON & CO COM        COMMON STOCK  075887109     226627      2630  X                     X
BERKSHIRE HATHAWAY INC CL A      COMMON STOCK  084670108     348315         3  X                     X
BERKSHIRE HATHAWAY INC CL B NEW  COMMON STOCK  084670702     473549      6119  X                     X
BHP BILLITON LTD SPONSORED ADR   COMMON STOCK  088606108    4585107     48453  X                     X
BOEING CO COM                    COMMON STOCK  097023105     252841      3420  X                     X
BRISTOL MYERS SQUIBB COM         COMMON STOCK  110122108     423540     14625  X                     X
CARLISLE COS INC COM             COMMON STOCK  142339100     241227      4900  X                     X

                                                                                   Investment Discretion Voting Authority
                                                                                   --------------------- ----------------
                                     Security                                      Sole   Shared  Other  Sole Shared None
Security                             Type          Cusip     Market Value Quantity (A)    (B)     (C)    (A)  (B)    (C)
--------                             ------------- --------- ------------ -------- ----   ------  -----  ---- ------ ----
CATERPILLAR INC DEL COM              COMMON STOCK  149123101   8200081      77025  X                     X
CELGENE CORP COM                     COMMON STOCK  151020104    217152       3600  X                     X
CERNER CORP COM                      COMMON STOCK  156782104   7184275     117563  X                     X
CHEVRONTEXACO CORP COM               COMMON STOCK  166764100   1191401      11585  X                     X
CHURCH & DWIGHT INC COM              COMMON STOCK  171340102   1143228      28200  X                     X
CISCO SYS INC COM                    COMMON STOCK  17275R102   1406820      90123  X                     X
CITIGROUP INC COM                    COMMON STOCK  172967424    421730      10128  X                     X
COCA COLA CO COM                     COMMON STOCK  191216100   1226360      18225  X                     X
COGNIZANT TECH SOLUTNS CL A          COMMON STOCK  192446102   3737040      50955  X                     X
COLGATE PALMOLIVE CO COM             COMMON STOCK  194162103   1855365      21226  X                     X
CONOCOPHILLIPS COM                   COMMON STOCK  20825C104    801149      10655  X                     X
CONSOLIDATED EDISON COM              COMMON STOCK  209115104    216687       4070  X                     X
COSTCO WHSL CORP NEW COM             COMMON STOCK  22160K105   3739071      46025  X                     X
CSX CORP COM                         COMMON STOCK  126408103   1498080      57135  X                     X
DEERE & CO COM                       COMMON STOCK  244199105    923852      11205  X                     X
DIRECTV COM CL A                     COMMON STOCK  25490A101    315287       6204  X                     X
DISNEY WALT CO COM DISNEY            COMMON STOCK  254687106    518451      13280  X                     X
DU PONT E I DE NEMOURS COM           COMMON STOCK  263534109   6821705     126211  X                     X
E M C CORP MASS COM                  COMMON STOCK  268648102   3592548     130401  X                     X
ECOLAB INC COM                       COMMON STOCK  278865100    286128       5075  X                     X
EDWARDS LIFESCIENCES COM             COMMON STOCK  28176E108   3399323      38992  X                     X
ENERGAS RES INC COM                  COMMON STOCK  29265E108       360      20000  X                     X
EXPRESS SCRIPTS INC COM              COMMON STOCK  302182100   4230305      78368  X                     X
EXXON MOBIL CORP COM                 COMMON STOCK  30231G102   9773962     120103  X                     X
FEDERATED EQUITY FDS CLOVR VAL INST  MUTUAL FUNDS  314172214    598461      39295  X                     X
FEDERATED EQUITY FDS KAUFMANN CL A   MUTUAL FUNDS  314172677    607478     107139  X                     X
FORUM FDS INC JORDAN OPPTY           MUTUAL FUNDS  742935182   1240426      99076  X                     X
FREEPORT-MCMORAN COP&G CL B          COMMON STOCK  35671D857   1451788      27444  X                     X
GENERAL ELEC CO COM                  COMMON STOCK  369604103   3776074     200216  X                     X
GENERAL MOLY INC COM                 COMMON STOCK  370373102     44600      10000  X                     X
GOLDMAN SACHS GROUP COM              COMMON STOCK  38141G104   3490685      26228  X                     X
GOOGLE INC CL A                      COMMON STOCK  38259P508    375734        742  X                     X
GRAINGER W W INC COM                 COMMON STOCK  384802104   1154680       7515  X                     X
HARTFORD FINL SVCS COM               COMMON STOCK  416515104    229234       8693  X                     X
HEARTLAND GROUP INC VAL PLUS INSTL   MUTUAL FUNDS  422352849   1244913      39546  X                     X
HEINZ H J CO COM                     COMMON STOCK  423074103    679746      12758  X                     X
ILLINOIS TOOL WKS INC COM            COMMON STOCK  452308109    228784       4050  X                     X
INSITUFORM TECH INC CL A             COMMON STOCK  457667103   1774691      84630  X                     X

                                                                                          Investment Discretion Voting Authority
                                                                                          --------------------- ----------------
                                            Security                                      Sole   Shared  Other  Sole Shared None
Security                                    Type          Cusip     Market Value Quantity (A)    (B)     (C)    (A)  (B)    (C)
--------                                    ------------- --------- ------------ -------- ----   ------  -----  ---- ------ ----
INTEL CORP COM                              COMMON STOCK  458140100   1875910      84653  X                     X
INTERNATIONAL BUS MACH COM                  COMMON STOCK  459200101   7680293      44770  X                     X
ISHARES TR NASDQ BIO INDX                   COMMON STOCK  464287556    465571       4365  X                     X
ISHARES TR S&P NA NAT RES                   COMMON STOCK  464287374    249517       5715  X                     X
ITT CORP NEW                                COMMON STOCK  450911102    317397       5386  X                     X
J P MORGAN CHASE & CO COM                   COMMON STOCK  46625H100   6449647     157539  X                     X
JOHNSON & JOHNSON COM                       COMMON STOCK  478160104   5270513      79232  X                     X
KRAFT FOODS INC CL A                        COMMON STOCK  50075N104   3021254      85758  X                     X
KRATOS DEFENSE & SEC S COM NEW              COMMON STOCK  50077B207    130842      10760  X                     X
LOWES COS INC COM                           COMMON STOCK  548661107    308158      13220  X                     X
MARKET VECTORS ETF TR AGRIBUS ETF           COMMON STOCK  57060U605    447856       8326  X                     X
MCDERMOTT INTL INC COM                      COMMON STOCK  580037109    599153      30245  X                     X
MCDONALDS CORP COM                          COMMON STOCK  580135101   8180473      97017  X                     X
MEDCO HEALTH SOLUTIONS COM                  COMMON STOCK  58405U102    221671       3922  X                     X
MEDTRONIC INC COM                           COMMON STOCK  585055106    305928       7940  X                     X
MERCK & CO, INC NEW COM                     COMMON STOCK  58933Y105    661758      18752  X                     X
MFS SER TR X INTL DIVERS I                  MUTUAL FUNDS  55273G298    834357      58184  X                     X
MICROSOFT CORP COM                          COMMON STOCK  594918104   2132858      82033  X                     X
NATIONAL OILWELL VARCO COM                  COMMON STOCK  637071101   1467220      18760  X                     X
NEWMONT MINING CORP COM                     COMMON STOCK  651639106    494635       9165  X                     X
NOVARTIS A G SPONSORED ADR                  COMMON STOCK  66987V109    344355       5635  X                     X
NUCOR CORP COM                              COMMON STOCK  670346105   1424027      34547  X                     X
OCCIDENTAL PETE CP DEL COM                  COMMON STOCK  674599105    362892       3488  X                     X
ORACLE CORP COM                             COMMON STOCK  68389X105   3709582     112719  X                     X
PEABODY ENERGY CORP COM                     COMMON STOCK  704549104   3420315      58060  X                     X
PEOPLES S&P MIDCAP INDEX FD DREYFS MCP IDX  MUTUAL FUNDS  712223106   1462829      48438  X                     X
PEPSICO INC COM                             COMMON STOCK  713448108   6188895      87873  X                     X
PFIZER INC COM                              COMMON STOCK  717081103    626096      30393  X                     X
PRAXAIR INC COM                             COMMON STOCK  74005P104   4810890      44385  X                     X
PRECISION CASTPARTS CP COM                  COMMON STOCK  740189105    469252       2850  X                     X
PRICE T ROWE GROUP INC COM                  COMMON STOCK  74144T108   1045270      17323  X                     X
PRICELINE COM INC COM NEW                   COMMON STOCK  741503403   2028267       3962  X                     X
PROCTER & GAMBLE CO COM                     COMMON STOCK  742718109   4762919      74924  X                     X
PUTNAM CONV INCM GRWTH CL Y                 MUTUAL FUNDS  746476407    741249      35552  X                     X
QUALCOMM INC COM                            COMMON STOCK  747525103    465564       8198  X                     X
ROPER INDS INC NEW COM                      COMMON STOCK  776696106   3645791      43767  X                     X
ROYAL DUTCH SHELL PLC SPONS ADR A           COMMON STOCK  780259206    294051       4134  X                     X
SCHLUMBERGER LTD COM                        COMMON STOCK  806857108   7697981      89097  X                     X

                                                                                     Investment Discretion Voting Authority
                                                                                     --------------------- ----------------
                                       Security                                      Sole   Shared  Other  Sole Shared None
Security                               Type          Cusip     Market Value Quantity (A)    (B)     (C)    (A)  (B)    (C)
--------                               ------------- --------- ------------ -------- ----   ------  -----  ---- ------ ----
SCHRODER SER TR EMRGMKT EQ ADV         MUTUAL FUNDS  808090740     478932     33895  X                     X
SCOTTS MIRACLE GRO CO                  COMMON STOCK  810186106    1691485     32966  X                     X
SOCIEDAD QUIMICA MINER SPON ADR SER B  COMMON STOCK  833635105    3560441     55013  X                     X
SOUTHWESTERN ENERGY CO COM             COMMON STOCK  845467109    1812195     42262  X                     X
STANLEY BLACK & DECKER, INC.           COMMON STOCK  854502101     510114      7080  X                     X
STERICYCLE INC COM                     COMMON STOCK  858912108     510212      5725  X                     X
STRYKER CORP COM                       COMMON STOCK  863667101     710736     12110  X                     X
TARGET CORP COM                        COMMON STOCK  87612E106     350183      7465  X                     X
TEVA PHARMACEUTCL INDS ADR             COMMON STOCK  881624209    3377088     70035  X                     X
TJX COS INC NEW COM                    COMMON STOCK  872540109    4968655     94587  X                     X
TRANSOCEAN LTD ZUG NAMEN AKT           COMMON STOCK  H8817H100     543272      8415  X                     X
TUPPERWARE BRANDS CORP COM             COMMON STOCK  899896104    1491319     22110  X                     X
UNDER ARMOUR INC CL A                  COMMON STOCK  904311107    2696959     34885  X                     X
UNILEVER N V N Y SHS NEW               COMMON STOCK  904784709     261355      7956  X                     X
UNITED TECHNOLOGIES CP COM             COMMON STOCK  913017109     941658     10639  X                     X
VARIAN MED SYS INC COM                 COMMON STOCK  92220P105    1159811     16564  X                     X
VEECO INSTRS INC DEL COM               COMMON STOCK  922417100    2407429     49730  X                     X
VERIZON COMMUNICATIONS COM             COMMON STOCK  92343V104    5519050    148242  X                     X
VISA, INC.                             COMMON STOCK  92826C839    5229934     62069  X                     X
WABTEC CORP COM                        COMMON STOCK  929740108    2873607     43725  X                     X
WAL MART STORES INC COM                COMMON STOCK  931142103     336164      6326  X                     X
WELLS FARGO & CO NEW COM               COMMON STOCK  949746101    2980084    106204  X                     X
YACKTMAN FD INC FOCUSED FD             MUTUAL FUNDS  984281204     335071     17525  X                     X
                                                                ---------
                                                                264909161
                                                                ---------
TOTAL PORTFOLIO                                                 264909161
                                                                =========